Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2026
Discloure of Significant Accounting Policies
Description of accounting policy for principles of consolidation [text block]

(a) Principles of Consolidation

The consolidated financial statements are prepared by combining the financial statements of all the entities that comprise the Group, being Alterity Therapeutics Limited and its subsidiaries as defined in Accounting Standard IFRS10 (AASB 10): Consolidated Financial Statements. Consistent accounting policies are employed in the preparation and presentation of the consolidated financial statements.

Subsidiaries are all those entities (including special purpose entities) over which the Group has control. The Group controls an entity where it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Group controls another entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases.

In preparing the consolidated financial statements, all inter-company balances and transactions, and unrealised profits/losses arising within the Group are eliminated in full. Investments in subsidiaries are accounted for at cost in the individual financial statements of Alterity Therapeutics Limited.

Description of accounting policy for segment reporting [text block]

(b) Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer of Alterity Therapeutics Limited. For the current and previous reporting periods, the Group operated in one segment, being research and development into Parkinsonian and other neurodegenerative disorders.

Description of accounting policy for income tax [text block]

(c) Income Tax

Current tax

Current tax is calculated by reference to the amount of income taxes payable or recoverable in respect of the taxable profit or loss for the period. It is calculated using tax rates and tax laws that have been enacted or substantively enacted by reporting date. Current tax for current and prior periods is recognised as a liability (or asset) to the extent that it is unpaid (or refundable).

Deferred tax

Deferred tax is accounted for using the liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax base of those items.

In principle, deferred tax assets and liabilities are recognised for all taxable temporary differences. Deferred tax assets are recognised to the extent that it is probable that sufficient taxable amounts will be available against which deductible temporary differences or unused tax losses and tax offsets can be utilised. However, deferred tax assets and liabilities are not recognised if the temporary differences giving rise to them arise from the initial recognition of assets and liabilities (other than as a result of a business combination) which affects neither taxable income nor accounting profit or loss.

Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries except where the Group is able to control the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with these investments are only recognised to the extent that it is probable that there will be sufficient taxable profits against which to utilise the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period(s) when the asset and liability giving rise to them are realised or settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by reporting date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset when the entity has a legally enforceable right to offset and intends either to settle on a net basis or to realise the asset and settle the liability simultaneously.

Current and deferred tax for the period

Current and deferred tax is recognised as an expense or income in the Consolidated Statement of Profit or Loss and Other Comprehensive Loss except when it relates to items credited or debited directly to equity, in which case the deferred tax is also recognised directly in equity, or where it arises from the initial accounting for a business combination, in which case it is taken into account in the determination of goodwill.

The Group has significant unused tax losses and as such a significant deferred tax asset; however, the deferred tax asset has not been recognised, as it is not probable that future taxable profit will be available against which the unused losses and unused tax credits can be utilised, given the nature of the Group’s business (research and development) and its history of losses.

Description of accounting policy for property, plant and equipment [text block]

(d) Property and Equipment

Property and equipment is measured at historical cost less accumulated depreciation and impairment and consists of laboratory equipment, computer equipment, furniture and fittings and leasehold improvements attributable to the Group’s premises at Melbourne, Victoria, Australia and San Francisco, U.S.

Historical cost includes expenditure that is directly attributable to the acquisition of the item.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognised when replaced. All other repairs and maintenance are charged to the income statement during the reporting period in which they are incurred.

Depreciation

Depreciation is provided on property and equipment. Depreciation is calculated on a straight-line method to allocate their cost, net of their residual values, over their estimated useful lives.

The following estimated useful lives, ranging from 3 to 20 years are used in the calculation of depreciation:

Class of Fixed Asset	Depreciation Rate

Furniture and fittings	5-33%
Computer equipment	33%
Plant and equipment	10-33%
Leasehold improvements	33%

Leasehold improvements are depreciated over the shorter of the lease term and useful life.

The depreciation method, residual values and useful lives are reviewed, and adjusted if appropriate, at each annual reporting period.

Description of accounting policy for leases [text block]	(e) Leases The accounting policies for the Group’s lease recognition are explained in Note 13.
Description of accounting policy for financial instruments [text block]

(f) Investments and other financial assets

Classification

The Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through OCI or through profit or loss), and

●	those to be measured at amortised cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flow. For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income.

Recognition and derecognition

Regular way purchases and sales of financial assets are recognised on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost. Interest income from these financial assets is included in finance income using the effective interest method. Any gain or loss arising on derecognition is recognised directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as a separate line item in the consolidated statement of profit or loss.

Impairment

The Group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortised cost and fair value through other comprehensive income. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the Group applies the simplified approach which requires expected lifetime losses to be recognised from initial recognition of the receivables, see Note 5 for further details.

Description of accounting policy for impairment of assets [text block]

(g) Impairment of Assets

At each reporting date, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have been impaired. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any).

Where the asset does not generate cash flows that are independent from other assets, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognised in the consolidated statement of profit or loss and other comprehensive loss immediately.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is reversed to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognised in the consolidated statement of profit or loss and other comprehensive loss immediately.

No impairment charges were incurred during the year ended June 30, 2026.

Description of accounting policy for intangible assets other than goodwill [text block]

(h) Intangible Assets - Research and Development

Expenditure during the research phase of a project is recognised as an expense when incurred. Where no internally generated intangible assets can be recognised, development expenditure is recognised as an expense in the period as incurred. Development costs are capitalised if and only if, all of the following are demonstrated:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

●	the intention to complete the intangible asset and use or sell it;

●	the ability to use or sell the intangible asset;

●	how the intangible asset will generate probable future economic benefits;

●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

●	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

Internally-generated intangible assets (capitalised development costs) are stated at cost less accumulated amortisation and impairment, and are amortised on a straight-line basis over their useful lives over a maximum of five years.

As of June 30, 2026, 2025 and 2024, the Group had no capitalised research and development costs.

Description of accounting policy for foreign currency translation [text block]

(i) Foreign Currency Transactions and Balances

Functional and Presentation Currency

The consolidated financial statements are presented in Australian dollars ($), which is Alterity Therapeutics Limited’s functional and presentation currency.

Foreign currency transactions

All foreign currency transactions during the financial year are brought to account using the exchange rate in effect at the date of the transaction. Foreign currency monetary items at each reporting date are translated at the exchange rate existing at each reporting date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined.

Exchange differences are recognised in profit or loss in the period in which they arise except for exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned or likely to occur, which form part of the net investment in a foreign operation, which are recognised in the foreign currency translation reserve and recognised in profit or loss on disposal of the net investment.

Subsidiaries

The results and financial position of all the Group’s entities that have a functional currency difference from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet, and

●

income and expenses for each income statement are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

●	all resulting exchange differences are recognised as a separate component of equity.

Description of accounting policy for employee benefits [text block]

(j) Employee Benefits

Short-term obligations

Short-term employee benefits are benefits (other than termination benefits) that are expected to be settled wholly before 12 months after the end of the annual reporting period in which the employees render the related service, including wages, and salaries. Short-term employee benefits are measured at the (undiscounted) amounts expected to be paid when the obligation is settled. The Group’s obligations for short-term employee benefits such as wages and salaries are recognised as a part of current trade and other payables in the Consolidated Statements of Financial Position.

The Group’s obligations for annual leave are presented as part of provisions in the Consolidated Statements of Financial Position. The obligations are presented as current liabilities in the Consolidated Statements of Financial Position if the Group does not have a right to defer settlement for at least twelve months after the reporting period regardless of when the actual settlement is expected to occur.

Other long-term obligations

The liability for long service leave is not expected to be settled wholly within twelve months after the end of the period in which the employees render the related service. The liability is therefore recognised in the provision for employee benefits and measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of high quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Re-measurements as a result of experience adjustments and changes in actuarial assumptions are recognised in profit or loss.

The obligations are presented as current liabilities in the Consolidated Statements of Financial Position if the entity does not have a right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

Description of accounting policy for provisions [text block]

(k) Provisions

Provisions are recognised when the Group has a present obligation, the future sacrifice of economic benefits is probable, and the amount of the provision can be measured reliably.

The amount recognised as a provision is the best estimate of the consideration required to settle the present obligation at reporting date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognised as an asset if it is virtually certain that recovery will be received and the amount of the receivable can be measured reliably.

Description of accounting policy for cash and cash equivalents [text block]

(l) Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

Description of accounting policy for interest income and expense [text block]	(m) Interest income Other income includes interest income which is recognised on a time proportion basis using the effective interest method.
Description of accounting policy for government grants [text block]

(n) Grants

Grants are recognised when there is reasonable assurance that the grant will be received and all grant conditions will be complied with.

When the grant relates to an expense item, it is recognised as other income over the periods necessary to match the grant on a systematic basis to the costs that it is expected to compensate.

Description of accounting policy for taxes other than income tax [text block]

(o) Goods and Services Tax (“GST”)

Revenues, expenses and assets are recognised net of the amount of GST, except where the amount of GST incurred is not recoverable from the taxation authority. In these circumstances the GST is recognised as part of the cost of acquisition of the asset or as part of an item of expense.

Receivables and payables in the Consolidated Statements of Financial Position are shown inclusive of GST. The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables.

Cash flows are included in the Consolidated Cash Flow Statements on a gross basis. The GST component of cash flows arising from investing and financing activities which is recoverable from, or payable to, the taxation authority is classified as operating cash flows.

Description of accounting policy for trade and other payables [text block]

(p) Trade and Other Payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months from the reporting date. They are recognised initially at their fair value and subsequently measured at amortised cost using the effective interest method.

Description of accounting policy for share-based payment transactions [text block]

(q) Share-Based Payments

The measurement date is determined for share-based payments issued to directors, employees and consultants as follows:

Directors

The issuance of share-based payments to directors is subject to approval by shareholders as per ASX Listing Rule 10.11. The measurement date for share-based payments issued to directors is the grant date, being the date at which the share-based payments are approved by shareholders.

Employees

The issuance of share-based payments to employees may be subject to shareholder approval per ASX Listing Rule 7.1 which prohibits the issuance of more than 15% of the Group’s shares in a 12 month period without shareholder approval. The measurement date for share-based payments issued to employees is the grant date, being the date at which a shared understanding of the terms and conditions of the arrangement is reached. However, if an issuance to an employee is subject to shareholder approval because it exceeds the 15% threshold per ASX Listing Rule 7.1, then the measurement date of these share-based payments is the date at which the share-based payments are approved by shareholders.

Consultants

The issuance of share-based payments to consultants may be subject to shareholder approval per ASX Listing Rule 7.1 which prohibits the issuance of more than 15% of the Group’s shares in a 12 month period without shareholder approval. The measurement date for share-based payments issued to consultants who provide services considered to be similar to employees is deemed to be the date at which a shared understanding of the terms and conditions of the arrangement is reached. The measurement date for share-based payments issued to consultants who provide services considered to be differentiated from those provided by employees is deemed to be the date at which the entity obtains the goods or the counterparty renders the service. If a service period applies and the work is continually provided over the service period, and if the share price of the Group does not change significantly during the service period, then the average share price, volatility and risk-free rate over the service period are used in calculating the value of the share-based payments issued. However, if the underlying share price of the Group does change significantly during the service period, then the value of share-based payments are calculated at each individual date that goods and services are provided, using the actual valuation inputs at that date. Shares issued to consultants for services are recorded as non-cash compensation and are recognised at either the fair value of the services rendered, or if this cannot be reasonably estimated, the fair value of the underlying equity instruments issued. During the year ended June 30, 2026, Equity-based compensation benefits were provided to directors, employees and consultants under the 2004 ASX Plan (the “2004 ASX Plan”) and the 2018 American Depositary Share (ADS) Option Plan (the “2018 ADS Plan”). On May 29, 2026, shareholders approved a new Employee Incentive Securities Plan (the "2026 Plan"). Information relating to these plans is set out in Note 16.

The fair value of options granted under these plans is recognised as an expense with a corresponding increase in equity. The fair value is measured at grant date and recognised over the period during which the recipients become unconditionally entitled to the options.

The fair value at grant date is independently determined using a Black-Scholes (for options without market conditions) and Barrier Pricing (for options with market conditions) model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option.

The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of shares that will eventually vest.

Description of accounting policy for earnings per share [text block]

(r) Loss Per Share

Basic loss per share is determined by dividing the net loss after income tax expense by the weighted average number of ordinary shares outstanding during the financial period. For all periods presented, diluted loss per share is equivalent to basic loss per share as the potentially dilutive securities are excluded from the computation of diluted loss per share because the effect is anti-dilutive.

On May 29, 2026, the company held an extraordinary general meeting to effect a consolidation of issued capital of 50 ordinary shares into one ordinary share, and 50 options into one option. Each 50 pre-split shares or options outstanding automatically combined and converted to one issued and outstanding ordinary share or option without any action on the part of the shareholders. No fractional shares or options were issued in connection with the Consolidation. All fractional shares or options were rounded up to the whole number of shares or options. As a result of this, the ratio of the company's ADRs was adjusted from 600 shares per ADR to 12 shares per ADR at the same time.

Description of accounting policy for share capital [text block]

(s) Share Capital

Ordinary share capital is recognised as the fair value of the consideration received by the Group. Any transaction costs arising on the issue of ordinary shares are recognised directly in equity as a reduction of the share proceeds received.

Description of accounting policy for trade and other receivables [text block]

(t) Trade and Other Receivables

Trade and other receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest rate method less provision for impairment.

Description of accounting policy for comparative figures [text block]	(u) Comparative Figures Comparative figures, are, where appropriate, reclassified to be comparable with figures presented in the current financial year.
Description of accounting policy for new standards and interpretations [text block]

(v) New Accounting Standards and Interpretations

The Group has adopted all of the new or amended Accounting Standards and Interpretations issued by the International Accounting Standards Board ‘IASB’ and Australian Accounting Standards Board ‘AASB’ that are mandatory for the current reporting period.

The adoption of these standards has not had any material impact on the disclosures or amounts reported in these financial statements.

In April 2024, IFRS 18, “Presentation and Disclosure in Financial Statements” was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1 “Presentation of Financial Statements”, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Group is currently assessing the impact of the new standard.

There were no other new accounting standards and interpretations not yet adopted by the Group for the June 30, 2026 reporting period that are expected to materially impact the Group.